TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.9%
	FIXED INCOME - 39.9%
20,000	Franklin Liberty High Yield Corporate ETF	$ 463,000
25,000	Goldman Sachs Access High Yield Corporate Bond ETF	1,110,250
25,000	Invesco Fundamental High Yield Corporate Bond ETF	444,750
575,000	iShares 0-5 Year High Yield Corporate Bond ETF	24,305,250
85,000	iShares Broad USD High Yield Corporate Bond ETF	3,122,050
25,000	iShares Fallen Angels USD Bond ETF	643,000
1,245,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	97,346,550
25,000	iShares US & International High Yield Corp Bond ETF	1,077,750
25,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2,310,750
575,000	SPDR Bloomberg Barclays Short Term High Yield Bond(a)	14,478,500
1,030,000	SPDR Bloomberg High Yield Bond ETF(a)	99,271,400
85,000	VanEck Fallen Angel High Yield Bond ETF	2,409,750
85,000	Xtrackers USD High Yield Corporate Bond ETF(a)	3,041,300
		250,024,300

	TOTAL EXCHANGE-TRADED FUNDS (Cost $245,532,792)	250,024,300

	OPEN END FUNDS — 58.8%
	FIXED INCOME - 58.8%
14,076,321	BlackRock High Yield Bond Portfolio, Institutional Class	98,252,721
5,462,683	JPMorgan High Yield Fund, Class I	35,398,183
5,252,101	PGIM High Yield Fund	25,367,647
5,949,367	PIMCO High Yield Fund, Institutional Class	47,832,911
5,437,224	Principal Funds Inc - High Income Fund, Institutional Class	35,505,071
5,254,897	TIAA-CREF Core Bond Fund	50,236,816
2,620,545	TIAA-CREF Core Plus Bond Fund, Institutional Class	25,052,411
5,899,756	TIAA-CREF High Yield Fund, Institutional Class	50,619,910
		368,265,670

	TOTAL OPEN END FUNDS (Cost $364,000,000)	368,265,670

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7% (Continued)
	AEROSPACE & DEFENSE — 0.2%
1,000,000	TransDigm, Inc.(b)	6.2500	03/15/26	$ 1,009,205

	AUTOMOTIVE — 0.2%
1,000,000	Ford Motor Credit Company, LLC	4.1250	08/17/27	942,800

	HEALTH CARE FACILITIES & SERVICES — 0.2%
1,000,000	Tenet Healthcare Corporation(b)	5.1250	11/01/27	987,445

	LEISURE FACILITIES & SERVICES — 0.1%
1,000,000	Carnival Corporation(b)	10.5000	02/01/26	1,051,380
500,000	Yum! Brands, Inc.(b)	4.7500	01/15/30	487,325
				1,538,705
	TOTAL CORPORATE BONDS (Cost $4,431,505)			4,478,155

Shares
	SHORT-TERM INVESTMENTS — 23.2%
	COLLATERAL FOR SECURITIES LOANED - 23.2%
145,566,760	Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 1.53% (Cost $145,566,760)(c),(d)			145,566,760

	TOTAL INVESTMENTS - 122.6% (Cost $759,531,057)			$ 768,334,885
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.6)%			(141,457,641)
	NET ASSETS - 100.0%			$ 626,877,244

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2022 was $143,044,456.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 3,535,355 or 0.6% of net assets.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2022. Total collateral had a value of $145,566,760 at July 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2022.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.1%
	FIXED INCOME - 80.1%
248,000	iShares Core U.S. Aggregate Bond ETF	$ 25,809,360
334,000	Vanguard Total Bond Market ETF	25,684,600
		51,493,960

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,397,549)	51,493,960

	TOTAL INVESTMENTS - 80.1% (Cost $51,397,549)	$ 51,493,960
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.9%	12,763,772
	NET ASSETS - 100.0%	$ 64,257,732

ETF	- Exchange-Traded Fund

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 73.3%
	U.S. TREASURY BILLS — 73.3%
41,000,000	United States Treasury Bill			2.39(a)	12/22/22	$ 40,566,179
41,000,000	United States Treasury Bill			3.02(a)	06/15/23	39,984,575
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,694,476)					80,550,754

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
180	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	$ 3,310	$ 37,201,500	$ 51,750
175	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	3,450	36,168,125	78,750
160	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	3,530	33,068,000	98,000
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $311,000)					228,500

	TOTAL INVESTMENTS - 73.5% (Cost $81,005,476)					$ 80,779,254
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.5%					29,089,953
	NET ASSETS - 100.0%					$ 109,869,207

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Appreciation
128	CME E-Mini NASDAQ 100 Index Future			09/16/2022	$ 33,207,040	$ 722,496
374	CME E-Mini Standard & Poor's 500 Index Future			09/16/2022	77,296,450	1,388,808
	TOTAL FUTURES CONTRACTS					$ 2,111,304

EDF	- ED&F Man Capital Markets, Inc.

(a)	Discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.8%
	U.S. TREASURY BILLS — 72.8%
35,500,000	United States Treasury Bill			2.39(a)	12/22/22	$ 35,124,373
35,500,000	United States Treasury Bill			3.02(a)	06/15/23	34,620,791
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $69,869,608)					69,745,164

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
345	CME E-mini Russell 2000 Index Future	EDF	09/16/2022	$ 1,430	$ 32,521,425	$ 48,300
325	CME E-mini Russell 2000 Index Future	EDF	09/16/2022	1,510	30,636,125	77,188
310	CME E-mini Russell 2000 Index Future	EDF	09/16/2022	1,530	29,222,150	83,700
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $259,586)					209,188

	TOTAL INVESTMENTS - 73.0% (Cost $70,129,194)					$ 69,954,352
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.0%					25,817,866
	NET ASSETS - 100.0%					$ 95,772,218

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Appreciation
508	CME E-mini Russell 2000 Index Future			09/16/2022	$ 47,886,620	$ 676,726
192	CME E-Mini Standard & Poor's MidCap 400 Index			09/16/2022	48,276,480	870,792
	TOTAL FUTURES CONTRACTS					$ 1,547,518

EDF	- ED&F Man Capital Markets, Inc.

(a)	Discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 21.0%
	FIXED INCOME - 21.0%
85,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)			$ 6,646,150
68,000	SPDR Bloomberg High Yield Bond ETF(a)			6,553,840
				13,199,990

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,922,203)			13,199,990

	OPEN END FUNDS — 30.5%
	FIXED INCOME - 30.5%
437,956	BlackRock High Yield Bond Portfolio, Institutional Class			3,056,934
600,009	JPMorgan High Yield Fund, Class I			3,888,056
420,168	PGIM High Yield Fund, Class R6			2,029,412
379,747	PIMCO High Yield Fund, Institutional Class			3,053,165
465,841	Principal Funds Inc - High Income Fund, Institutional Class			3,041,940
210,748	TIAA-CREF Core Bond Fund, Institutional Class			2,014,752
236,686	TIAA-CREF High Yield Fund, Institutional Class			2,030,769
				19,115,028

	TOTAL OPEN END FUNDS (Cost $18,850,000)			19,115,028

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 47.5%
	U.S. TREASURY BILLS — 47.5%
10,000,000	United States Treasury Bill	2.12(b)	08/23/22	9,991,365
10,000,000	United States Treasury Bill	1.67(b)	09/22/22	9,970,028
10,000,000	United States Treasury Bill	2.39(b)	12/22/22	9,894,190
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,875,452)			29,855,583

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 18.5%
COLLATERAL FOR SECURITIES LOANED - 18.5%
11,587,200	Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 1.53% (Cost $11,587,200)(c),(d)	$ 11,587,200

	TOTAL INVESTMENTS - 117.5% (Cost $73,234,855)	$ 73,757,801
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.5)%	(11,009,408)
	NET ASSETS - 100.0%	$ 62,748,393

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2022 was $11,386,960.
(b)	Discount rate at time of purchase.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2022. Total collateral had a value of $11,587,200 at July 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2022.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.9%
	AEROSPACE & DEFENSE - 0.6%
1,600	General Dynamics Corporation	$ 362,672
3,900	Raytheon Technologies Corporation	363,519
		726,191
	BEVERAGES - 1.5%
4,900	Brown-Forman Corporation, Class B	363,678
5,700	Coca-Cola Company (The)	365,769
1,500	Constellation Brands, Inc., Class A	369,465
9,400	Keurig Dr Pepper, Inc.	364,156
2,100	PepsiCo, Inc.	367,416
		1,830,484
	BIOTECH & PHARMA - 1.4%
2,400	AbbVie, Inc.	344,424
1,500	Amgen, Inc.	371,205
4,900	Bristol-Myers Squibb Company	361,522
6,000	Gilead Sciences, Inc.	358,500
2,100	Johnson & Johnson	366,492
		1,802,143
	CHEMICALS - 0.3%
1,500	Air Products and Chemicals, Inc.	372,345

	COMMERCIAL SUPPORT SERVICES - 0.6%
2,700	Republic Services, Inc.	374,382
2,200	Waste Management, Inc.	362,032
		736,414
	CONTAINERS & PACKAGING - 0.6%
27,900	Amcor PLC	361,305
8,500	International Paper Company	363,545
		724,850
	DIVERSIFIED INDUSTRIALS - 0.8%
2,600	3M Company	372,424
1,900	Honeywell International, Inc.	365,674
1,800	Illinois Tool Works, Inc.	373,968
		1,112,066

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	ELECTRIC UTILITIES - 5.1%
6,100	Alliant Energy Corporation	$ 371,673
4,000	Ameren Corporation	372,480
3,700	American Electric Power Company, Inc.	364,672
11,500	CenterPoint Energy, Inc.	364,435
5,300	CMS Energy Corporation	364,269
3,700	Consolidated Edison, Inc.	367,299
4,500	Dominion Energy, Inc.	368,910
2,800	DTE Energy Company	364,840
3,300	Duke Energy Corporation	362,769
5,400	Evergy, Inc.	368,604
4,100	Eversource Energy	361,702
7,900	Exelon Corporation	367,271
9,100	FirstEnergy Corporation	374,010
12,600	PPL Corporation	366,408
5,600	Public Service Enterprise Group, Inc.	367,752
4,800	Southern Company (The)	369,072
3,500	WEC Energy Group, Inc.	363,335
5,000	Xcel Energy, Inc.	365,900
		6,605,401
	ELECTRICAL EQUIPMENT - 0.6%
3,000	AMETEK, Inc.	370,500
800	Roper Technologies, Inc.	349,336
		719,836
	FOOD - 2.3%
7,400	Campbell Soup Company	365,190
10,700	Conagra Brands, Inc.	366,047
4,900	General Mills, Inc.	366,471
1,600	Hershey Company (The)	364,736
7,400	Hormel Foods Corporation	365,116
5,000	Kellogg Company	369,600
4,200	McCormick & Company, Inc.	366,870
5,700	Mondelez International, Inc., Class A	365,028
		2,929,058

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	GAS & WATER UTILITIES - 0.6%
3,000	Atmos Energy Corporation	$ 364,170
12,200	NiSource, Inc.	370,880
		735,050
	HEALTH CARE FACILITIES & SERVICES - 1.5%
2,500	AmerisourceBergen Corporation	364,825
3,800	CVS Health Corporation	363,584
1,100	McKesson Corporation	375,738
2,700	Quest Diagnostics, Inc.	368,739
700	UnitedHealth Group, Inc.	379,638
		1,852,524
	HEALTH CARE REIT - 0.3%
13,200	Healthpeak Properties, Inc.	364,716

	HOUSEHOLD PRODUCTS - 1.1%
3,800	Church & Dwight Company, Inc.	334,286
4,600	Colgate-Palmolive Company	362,204
2,700	Kimberly-Clark Corporation	355,833
2,500	Procter & Gamble Company (The)	347,275
		1,399,598
	INDUSTRIAL SUPPORT SERVICES - 0.3%
7,300	Fastenal Company	374,928

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
2,900	Cboe Global Markets, Inc.	357,802
1,800	CME Group, Inc.	359,064
3,500	Intercontinental Exchange, Inc.	356,965
2,000	Nasdaq, Inc.	361,800
		1,435,631
	INSURANCE - 3.2%
6,400	Aflac, Inc.	366,720
3,100	Allstate Corporation (The)	362,607
2,100	Arthur J Gallagher & Company	375,879
2,100	Assurant, Inc.	369,138
1,200	Berkshire Hathaway, Inc., Class B(a)	360,720

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	INSURANCE - 3.2% (Continued)
2,000	Chubb Ltd.	$ 377,280
6,300	Loews Corporation	366,975
2,200	Marsh & McLennan Companies, Inc.	360,712
3,200	Progressive Corporation (The)	368,192
2,300	Travelers Companies, Inc. (The)	365,010
5,900	W R Berkley Corporation	368,927
		4,042,160
	LEISURE FACILITIES & SERVICES - 0.6%
1,400	McDonald's Corporation	368,718
3,000	Yum! Brands, Inc.	367,620
		736,338
	MACHINERY - 0.3%
1,800	IDEX Corporation	375,750

	MEDICAL EQUIPMENT & DEVICES - 1.4%
3,300	Abbott Laboratories	359,172
6,100	Baxter International, Inc.	357,826
1,500	Becton Dickinson and Company	366,465
5,100	Hologic, Inc.(a)	364,038
3,900	Medtronic PLC	360,828
		1,808,329
	RESIDENTIAL REIT - 1.7%
1,700	AvalonBay Communities, Inc.	363,698
2,600	Camden Property Trust	366,860
4,700	Equity Residential	368,433
1,300	Essex Property Trust, Inc.	372,489
2,000	Mid-America Apartment Communities, Inc.	371,460
7,500	UDR, Inc.	363,000
		2,205,940
	RETAIL - CONSUMER STAPLES - 0.3%
2,800	Walmart, Inc.	369,740

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	RETAIL - DISCRETIONARY - 0.3%
2,400	Genuine Parts Company	$ 366,888

	RETAIL REIT - 0.3%
4,900	Realty Income Corporation	362,551

	SELF-STORAGE REIT - 0.3%
1,100	Public Storage	359,051

	TECHNOLOGY SERVICES - 0.9%
2,800	International Business Machines Corporation	366,212
1,800	Jack Henry & Associates, Inc.	373,986
1,900	Verisk Analytics, Inc.	361,475
		1,101,673
	TELECOMMUNICATIONS - 0.3%
8,000	Verizon Communications, Inc.	369,520

	TOBACCO & CANNABIS - 0.3%
3,700	Philip Morris International, Inc.	359,455

	TRANSPORTATION & LOGISTICS - 0.3%
1,600	Union Pacific Corporation	363,680

	TOTAL COMMON STOCKS (Cost $37,676,876)	36,542,310

	EXCHANGE-TRADED FUNDS — 0.8%
	EQUITY - 0.8%
15,000	Invesco S&P 500 Low Volatility ETF	967,650

	TOTAL EXCHANGE-TRADED FUNDS (Cost $959,325)	967,650

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
225	CME E-mini Russell 2000 Index Future	EDF	09/16/2022	$ 1,430	$ 21,209,625	$ 31,500
211	CME E-mini Russell 2000 Index Future	EDF	09/16/2022	1,510	19,889,915	50,113
225	CME E-mini Russell 2000 Index Future	EDF	09/16/2022	1,530	21,209,625	60,749
41	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	3,310	8,473,675	11,788
40	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	3,450	8,267,000	18,000
40	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	3,530	8,267,000	24,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $248,229)					196,650

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $248,229)					196,650

	TOTAL INVESTMENTS - 29.9% (Cost $38,884,430)					$ 37,706,610
	OTHER ASSETS IN EXCESS OF LIABILITIES- 70.1%					88,434,196
	NET ASSETS - 100.0%					$ 126,140,806

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Appreciation
30	CME E-Mini NASDAQ 100 Index Future			09/16/2022	$ 7,782,900	$ 165,504
334	CME E-mini Russell 2000 Index Futures			09/16/2022	31,484,510	439,574
87	CME E-Mini Standard & Poor's 500 Index Future			09/16/2022	17,980,725	315,942
127	CME E-Mini Standard & Poor's MidCap 400 Index			09/16/2022	31,932,880	557,958
	TOTAL FUTURES CONTRACTS					$ 1,478,978

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
EDF	- ED&F Man Capital Markets, Inc.

(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.